Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended																				12 Months Ended
		Dec. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Jul. 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Sep. 30, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payments of Ordinary Dividends, Common Stock	[1]																					$ 234.0	$ 3,746.5	$ 1,551.0
Common shares, dividends declared (USD per share)																						$ 0.40	$ 1.90	$ 4.90
Payments of Ordinary Dividends, Preferred Stock and Preference Stock	[1]																					$ 26.8	$ 26.8	$ 26.8
Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid									$ 1.50						$ 4.50						$ 2.25
Quarterly dividend
Common Stock, Dividends, Per Share, Cash Paid			$ 0.10		$ 0.10	$ 0.10		$ 0.10		$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10		$ 0.10
Common shares, dividends declared (USD per share)		$ 0.10
Series B Preferred Stock
Preferred shares, dividends declared (USD per share)		$ 26.875
Dividends Payable		$ 13.4							$ 13.4													13.4	13.4	13.4
Preferred Stock, Dividends, Per Share, Cash Paid				$ 26.875			$ 26.875				$ 26.875			$ 26.875			$ 26.875			$ 26.875
Payments of Ordinary Dividends, Preferred Stock and Preference Stock				$ 13.4			$ 13.4				$ 13.4			$ 13.4			$ 13.4			$ 13.4
Common equities
Dividends Payable		58.5							58.5													58.5	$ 58.5	$ 2,694.5
Common equities | Annual variable dividend
Payments of Ordinary Dividends, Common Stock									$ 876.5						$ 2,635.9						$ 1,316.9
Common equities | Quarterly dividend
Payments of Ordinary Dividends, Common Stock			$ 58.5		$ 58.5	$ 58.5		$ 58.5		$ 58.5		$ 58.5	$ 58.5		$ 58.6	$ 58.6		$ 58.5	$ 58.5		$ 58.5
Dividends Payable		$ 58.5																				$ 58.5

[1]	See Note 14 – Dividends for further discussion.